Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
Supplement [Text Block]	gst8_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Structured International Equity Funds

Class A, Class C, Institutional and Class IR Shares

of the

Goldman Sachs Structured Emerging Markets Equity Fund

(the "Fund")

Supplement dated October 11, 2012 to the

Prospectus dated February 28, 2012, as amended to date (the "Prospectus")

Effective immediately, the Fund's Prospectus is revised as follows:

The following replaces in its entirety the third paragraph in the "Goldman Sachs Structured Emerging Markets Equity Fund—Summary—Principal Strategy" in the Prospectus:

The Fund uses a "structured" quantitative style of management that emphasizes fundamentally-based stock and country/currency selection, careful portfolio construction and efficient implementation. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research, including, but not limited to, such investment themes as: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company's intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company's earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

Goldman Sachs Structured Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst8_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Structured International Equity Funds

Class A, Class C, Institutional and Class IR Shares

of the

Goldman Sachs Structured Emerging Markets Equity Fund

(the "Fund")

Supplement dated October 11, 2012 to the

Prospectus dated February 28, 2012, as amended to date (the "Prospectus")

Effective immediately, the Fund's Prospectus is revised as follows:

The following replaces in its entirety the third paragraph in the "Goldman Sachs Structured Emerging Markets Equity Fund—Summary—Principal Strategy" in the Prospectus:

The Fund uses a "structured" quantitative style of management that emphasizes fundamentally-based stock and country/currency selection, careful portfolio construction and efficient implementation. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research, including, but not limited to, such investment themes as: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company's intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company's earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.